JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.1%(a)
Alaska — 0.5%
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	335

Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	2,323

Total Alaska		2,658

Arizona — 5.0%
Arizona Industrial Development Authority, Academics of Math and Science Projects
Rev., 4.00%, 7/1/2029(b)	400	426
Rev., 5.00%, 7/1/2039(b)	1,000	1,116
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(b)	500	535
Series 2020A, Rev., 4.00%, 7/15/2040(b)	800	825
Arizona Industrial Development Authority, Equitable School Revolving Funds Series A, Rev., 5.00%, 11/1/2044	750	911
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, Rev., 3.55%, 7/15/2029(b)	1,360	1,440
Series 2019A, Rev., 5.00%, 7/15/2039(b)	1,325	1,482
Series 2019A, Rev., 5.00%, 7/15/2049(b)	1,675	1,848
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,495
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	944
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	938
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	840
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,616
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040(b)	415	463
Arizona Industrial Development Authority, Pinecrest Academy, Canoyn Campus Project Rev., 5.00%, 7/15/2040(b)	2,515	2,803
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028(b)	1,000	1,114
Series 2018A, Rev., 5.75%, 7/15/2038(b)	1,000	1,143
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	55
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	459
Series 2018A, Rev., 5.00%, 7/1/2033	600	635
Series 2018A, Rev., 5.00%, 7/1/2038	300	313
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	384
Series 2018A, Rev., 5.00%, 7/1/2033	150	164
Series 2018A, Rev., 5.00%, 7/1/2037	200	216
La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project
Series 2018A, Rev., 5.00%, 2/15/2028	200	231
Series 2018A, Rev., 5.00%, 2/15/2038	405	468
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project
Series 2020A, Rev., 4.00%, 7/1/2030(b)	320	340
Series 2020A, Rev., 5.00%, 7/1/2040(b)	620	687
Series 2020A, Rev., 5.00%, 7/1/2050(b)	780	850

Total Arizona		24,741

California — 1.7%
California Community College Financing Authority, Orange Coast Properties LLC — Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	759
Rev., 5.00%, 5/1/2038	400	404
California Health Facilities Financing Authority, Children’s Hospital
Series 2017A, Rev., 5.00%, 8/15/2047	500	581

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	228
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, Rev., 4.00%, 10/1/2029(b)	410	422
Series 2019A, Rev., 5.00%, 10/1/2039(b)	900	951
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	263
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	261
California Municipal Finance Authority, San Antonio Gardens Project Rev., 5.00%, 11/15/2039	850	943
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025(c)	250	278
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	234
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029(b)	795	813
Series 2019A, Rev., 5.00%, 6/15/2039(b)	785	806
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	175
California School Finance Authority, Klare Holdings Series 2015A, Rev., 5.00%, 7/1/2035(b)	100	114
Eastern Municipal Water District Financing Authority, Water and Wastewater System Series 2020A, Rev., 5.00%, 7/1/2037	80	109
Palomar Health Rev., 5.00%, 11/1/2039	500	571
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029(d)	160	230
San Mateo Union High School District, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	73
Sunnyvale School District, Election of 2013 Series C, GO, 5.50%, 9/1/2034	175	262

Total California		8,477

Colorado — 8.7%
Aviation Station, North Metropolitan District No. 2 Series A, GO, 5.00%, 12/1/2039	750	782
Bradburn Metropolitan District No. 2
Series 2018A, GO, 5.00%, 12/1/2038	500	548
Series 2018B, GO, 7.25%, 12/15/2047	500	529
Broadway Park North Metropolitan District No. 2
GO, 5.00%, 12/1/2040(b)	550	578
GO, 5.00%, 12/1/2049(b)	650	675
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2032	500	618
Series 2018A, Rev., 5.00%, 12/1/2033	500	615
Series 2018A, Rev., 4.00%, 12/1/2048	500	548
Colorado Health Facilities Authority, Christian Living Neighborhoods
Rev., 4.00%, 1/1/2028	500	539
Rev., 4.00%, 1/1/2038	550	557
Rev., 5.00%, 1/1/2038	1,550	1,697
Colorado Health Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	2,000	2,229
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project
Series 2017A, Rev., 5.00%, 5/15/2022	280	290
Series A, Rev., 5.25%, 5/15/2028	1,000	1,147
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	756
Copper Ridge Metropolitan District, Tax Increment and Sales Tax
Rev., 4.00%, 12/1/2029	1,000	957
Rev., 5.00%, 12/1/2039	1,000	974
Copperleaf Metropolitan District No. 4
Series 2020A, GO, 5.00%, 12/1/2039	775	816
Series 2020A, GO, 5.00%, 12/1/2049	1,000	1,036
Cottonwood Highlands Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2049	900	930

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,130
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,250	1,399
DIATC Metropolitan District, Limited Tax
GO, 3.25%, 12/1/2029(b)	590	585
GO, 5.00%, 12/1/2039(b)	1,240	1,301
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	293
Lanterns Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2039	1,375	1,445
Mirabelle Metropolitan District No. 2
Series 2020A, GO, 5.00%, 12/1/2039	700	728
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,281
Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	2,069
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	1,042
Rev., 5.00%, 12/1/2039	2,500	2,671
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	70	77
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	769
South Suburban Park and Recreation District
COP, 4.00%, 12/15/2036	1,350	1,566
COP, 4.00%, 12/15/2037	500	578
STC Metropolitan District No. 2, Limited Tax Improvement
Series 2019A, GO, 3.00%, 12/1/2025	555	548
Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,022
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,772
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500	509
Series 2020A, Rev., 3.75%, 12/1/2040	500	509
Thompson Crossing Metropolitan District No. 4
GO, 5.00%, 12/1/2039	1,400	1,490
GO, 5.00%, 12/1/2049	1,500	1,554
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series A, GO, 4.38%, 12/1/2030	620	637
Series A, GO, 5.00%, 12/1/2039	1,000	1,039
Willow Bend Metropolitan District Convertible Tax Series A, GO, 5.00%, 12/1/2039	600	627

Total Colorado		43,462

Connecticut — 1.8%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue
Series A-1, Rev., 5.00%, 10/1/2029(b)	400	430
Series A-1, Rev., 4.50%, 10/1/2034(b)	2,350	2,369
Series A-1, Rev., 5.00%, 10/1/2039(b)	1,000	1,028
Connecticut State Health and Educational Facilities Authority, McLean Issue
Series 2020B-2, Rev., 2.75%, 1/1/2026(b)	650	654
Series 2020B-1, Rev., 3.25%, 1/1/2027(b)	700	706
Series 2020A, Rev., 5.00%, 1/1/2030(b)	250	276
Series 2020A, Rev., 5.00%, 1/1/2045(b)	500	534
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Issue Series G-1, Rev., 5.00%, 7/1/2034(b)	225	256
State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,244
Town of Hamden, Whitney Center Project Rev., 5.00%, 1/1/2030	1,500	1,589

Total Connecticut		9,086

Delaware — 0.2%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	794
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	120	121

Total Delaware		915

District of Columbia — 0.8%
District of Columbia, International School Issue Rev., 5.00%, 7/1/2039	650	766

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
District of Columbia, Kipp DC Issue
Series 2017B, Rev., 5.00%, 7/1/2037	500	593
Rev., 4.00%, 7/1/2039	200	222
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue
Rev., 4.00%, 6/1/2030	1,000	1,103
Rev., 5.00%, 6/1/2040	1,000	1,146

Total District of Columbia		3,830

Florida — 10.2%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, Rev., 5.00%, 12/15/2029	405	458
Series A, Rev., 5.00%, 12/15/2039	1,775	1,957
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025(b)	300	318
Rev., 5.00%, 12/15/2026(b)	300	335
Rev., 5.00%, 12/15/2027(b)	330	367
Rev., 5.00%, 12/15/2028(b)	345	383
Rev., 5.00%, 12/15/2029(b)	365	404
Rev., 5.00%, 12/15/2030(b)	510	562
Rev., 5.00%, 12/15/2035(b)	1,080	1,173
Rev., 5.00%, 12/15/2040(b)	1,200	1,290
Capital Trust Agency, Inc., Imagine School at Land O’Lakes Project
Series 2020A, Rev., 3.00%, 12/15/2029(b)	420	416
Series 2020A, Rev., 5.00%, 12/15/2039(b)	640	717
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project
Series 2020A, Rev., 4.00%, 8/1/2030	200	227
Series 2020A, Rev., 5.00%, 8/1/2040	300	355
Charlotte County, Utility System
Rev., AGM, 5.25%, 10/1/2021(d)	70	73
Rev., AGM, 5.25%, 10/1/2024	130	135
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 4.00%, 7/1/2038	190	221
Series 2020B, Rev., 4.00%, 7/1/2039	250	290
Series 2020B, Rev., 5.00%, 7/1/2040	390	487
Series 2020B, Rev., 4.00%, 7/1/2045	750	856
Series 2020B, Rev., 5.00%, 7/1/2050	1,785	2,201
City of Venice, Village on the Isle Project
Rev., 5.00%, 1/1/2037	1,000	1,090
Rev., 5.00%, 1/1/2047	1,000	1,076
County of Broward, Airport System Series 2019A, Rev., AMT, 4.00%, 10/1/2044	2,475	2,810
County of Lake, Imagine South Lake Charter School Project
Series A, Rev., 5.00%, 1/15/2029(b)	500	540
Series A, Rev., 5.00%, 1/15/2039(b)	550	592
Series A, Rev., 5.00%, 1/15/2049(b)	825	873
County of Palm Beach, Atlantic University
Rev., 5.00%, 4/1/2029(b)	400	419
Rev., 5.00%, 4/1/2039(b)	900	907
County of Palm Beach, Tuscan Gardens of Delray Beach Project
Series 2018-A, Rev., 4.25%, 4/1/2022(c)	1,000	900
Series 2018C, Rev., 6.25%, 4/2/2022(c)	1,000	850
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School Inc., Project
Series 2020C, Rev., 4.00%, 9/15/2030(b)	235	247
Series 2020C, Rev., 5.00%, 9/15/2040(b)	525	568
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project
Series 2020A, Rev., 4.00%, 6/1/2030	500	509
Series 2020A, Rev., 5.00%, 6/1/2040	830	870
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029(b)	260	290
Series A, Rev., 5.00%, 12/15/2034(b)	525	622
Series A, Rev., 5.00%, 12/15/2039(b)	305	357
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	590	675
Florida Development Finance Corp., Pepin Academics of Pasco County, Inc., Project Series 2020A, Rev., 5.00%, 1/1/2040(b)	2,430	2,508
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 5.00%, 3/1/2034	385	431
Rev., 5.00%, 3/1/2035	1,165	1,302
Rev., 5.00%, 3/1/2036	1,230	1,371
Rev., 5.00%, 3/1/2037	1,130	1,256
Rev., 5.00%, 3/1/2044	2,000	2,187

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	821
JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	26
Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	531
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	616
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	275
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion Rev., 3.00%, 6/1/2027	1,255	1,276
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028(b)	985	1,074
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Project Rev., 5.00%, 7/1/2029	625	696
Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates Series 2019A, Rev., 5.00%, 1/1/2029	440	485
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,141
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019B-2, Rev., 3.75%, 11/15/2025	2,000	1,884
Series 2019B-1, Rev., 4.25%, 11/15/2026	2,000	1,902
Series 2019A, Rev., 5.00%, 11/15/2029	1,000	990
Series 2019A, Rev., 5.25%, 11/15/2039	2,000	1,879
Tampa Bay Water Utility System Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	719

Total Florida		50,790

Georgia — 0.3%
City of Atlanta, Water and Wastewater Series 2012C, Rev., 5.00%, 1/1/2042	500	518
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project Series 2020A, Rev., 5.00%, 4/1/2050	230	289
Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	285
Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 12/1/2029	5	5
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project Rev., 4.00%, 8/1/2036	375	428

Total Georgia		1,525

Idaho — 0.0%(e)
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series A, Rev., 4.63%, 7/1/2029(b)	180	191

Illinois — 3.2%
Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	584
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	192
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	1,289
Illinois Finance Authority, University of Illinois, Urbana-Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	364
Series 2019A, Rev., 5.00%, 10/1/2037	400	483
Series 2019A, Rev., 5.00%, 10/1/2038	400	482
Series 2019A, Rev., 5.00%, 10/1/2039	350	420
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,182
Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2021(d)	150	151
Metropolitan Pier and Exposition Authority, MC Cormik Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,676

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	64
Northern Illinois University
Series 2020B, Rev., 4.00%, 4/1/2039	650	739
Series 2020B, Rev., 4.00%, 4/1/2041	1,450	1,641
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	296
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 5.00%, 1/1/2037	1,050	1,288
State of Illinois
GO, 5.13%, 5/1/2022	250	261
GO, 5.38%, 5/1/2023	250	268
GO, 4.13%, 3/1/2028	170	172
Upper Illinois River Valley Development Authority, Morris Hospital
Rev., 5.00%, 12/1/2027	1,145	1,415
Rev., 5.00%, 12/1/2028	1,050	1,319
Rev., 5.00%, 12/1/2029	875	1,092
Rev., 5.00%, 12/1/2033	250	302
Rev., 5.00%, 12/1/2034	20	24

Total Illinois		15,704

Indiana — 2.0%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2036	870	977
Series B, Rev., 4.00%, 7/1/2037	905	1,014
Series B, Rev., 4.00%, 7/1/2038	940	1,052
Series B, Rev., 4.00%, 7/1/2039	750	836
Series B, Rev., 4.00%, 7/1/2040	500	556
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	105	113
Series 2020A, Rev., 5.00%, 7/1/2040	170	189
Series 2020A, Rev., 5.00%, 7/1/2055	455	496
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2035	665	818
Series A, Rev., 4.00%, 11/1/2036	235	269
Series A, Rev., 4.00%, 11/1/2037	330	376
Series A, Rev., 4.00%, 11/1/2038	340	387
Series A, Rev., 4.00%, 11/1/2039	360	409
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	1,135
Indiana Finance Authority, Marquette Project Series A, Rev., 5.00%, 3/1/2030	1,000	1,082
Indiana Housing and Community Development Authority, Home First Mortgage Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	5	5
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	250	260

Total Indiana		9,974

Iowa — 0.5%
Iowa Finance Authority, Northcrest Inc., Project
Series 2018A, Rev., 5.00%, 3/1/2028	890	962
Series 2018A, Rev., 5.00%, 3/1/2038	250	265
Iowa Finance Authority, Phs Council Bluffs, Inc., Project
Rev., 3.95%, 8/1/2023	150	152
Rev., 4.45%, 8/1/2028	250	258
Rev., 5.00%, 8/1/2033	485	505
Rev., 5.00%, 8/1/2038	370	385

Total Iowa		2,527

Kansas — 0.5%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2032	500	543
Series A, Rev., 5.00%, 5/15/2039	850	915
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	518
Series I, Rev., 5.00%, 5/15/2038	500	510

Total Kansas		2,486

Kentucky — 0.3%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,047

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016A, Rev., 5.00%, 2/1/2040	500	552

Total Kentucky		1,599

Louisiana — 0.8%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	596
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030(b)	525	555
Series A, Rev., 5.00%, 4/1/2039(b)	1,425	1,453
Series A, Rev., 5.00%, 4/1/2049(b)	1,135	1,143
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	290

Total Louisiana		4,037

Maine — 0.0%(e)
Maine Health and Higher Educational Facilities Authority, Central Maine Medical Central Center Series A, Rev., 5.00%, 7/1/2023(d)	25	28

Maryland — 0.8%
County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037(b)	1,500	1,596
Maryland Economic Development Corp., Bowie State University Project
Rev., 4.00%, 7/1/2040	300	305
Rev., 4.00%, 7/1/2050	1,500	1,503
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	182
Rev., 4.00%, 7/1/2040	215	245

Total Maryland		3,831

Massachusetts — 2.0%
Massachusetts Bay Transportation Authority, Mass Sales Tax Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	407
Massachusetts Development Finance Agency, Emerson College Issue
Rev., 5.00%, 1/1/2037	500	585
Rev., 5.00%, 1/1/2038	405	473
Rev., 5.00%, 1/1/2043	500	577
Massachusetts Development Finance Agency, Emmanuel College Issue Series 2016A, Rev., 5.00%, 10/1/2043	500	559
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042(b)	2,000	2,036
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	994
Rev., 4.00%, 10/1/2039	500	516
Rev., 5.00%, 10/1/2039	250	272
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2036	450	538
Rev., 5.00%, 7/1/2037	605	720
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	1,327
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	569
Massachusetts State College Building Authority Series B, Rev., AGC, 5.50%, 5/1/2028	350	442
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	146

Total Massachusetts		10,161

Michigan — 4.3%
City of Detroit
GO, 5.00%, 4/1/2035	500	549
GO, 5.00%, 4/1/2036	500	549
GO, 5.00%, 4/1/2037	500	548
Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,943
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	980	1,091
Rev., 5.00%, 5/15/2044	2,000	2,186
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2037	1,230	1,330
Rev., 5.00%, 5/15/2055	3,000	3,174
Michigan Finance Authority, Kettering University Project
Rev., 4.00%, 9/1/2045	500	550
Rev., 4.00%, 9/1/2050	1,000	1,093
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	851
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	811
Michigan Strategic Fund, I-75, Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,936

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	670	746
Rev., 5.00%, 5/15/2044	1,000	1,093
Michigan Strategic Fund, United Methodist Retirement Communities, Inc., Project Rev., 5.00%, 11/15/2034	1,280	1,428
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	40	40
Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	418

Total Michigan		21,336

Minnesota — 0.9%
City of Apple Valley, Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	760
City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	862
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	106
Rev., 5.00%, 8/1/2033	200	213
Rev., 5.00%, 8/1/2035	200	213
Rev., 3.75%, 8/1/2036	250	250
Rev., 3.75%, 8/1/2037	500	497
Rev., 4.00%, 8/1/2038	350	353
Rev., 4.00%, 8/1/2039	250	252
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	257
Rev., 4.00%, 12/1/2040	200	212
Rev., 4.00%, 12/1/2050	250	263
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	2	1
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	50	51

Total Minnesota		4,290

Mississippi — 0.6%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., GTD, 5.25%, 1/1/2030	160	213
Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	138
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,448
Series A, Rev., 4.00%, 1/1/2040	1,000	1,157

Total Mississippi		2,956

Missouri — 1.9%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	489
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	618
Series 2019C, Rev., 4.00%, 2/1/2032	390	428
Series 2019C, Rev., 4.00%, 2/1/2033	865	943
Series 2019C, Rev., 4.00%, 2/1/2034	1,000	1,084
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,124
Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,783
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,104
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 5/1/2021(d)	15	15
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	707

Total Missouri		9,295

Montana — 0.1%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	375
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	75	79

Total Montana		454

Nevada — 0.5%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
3.50%, 6/1/2030	200	210

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.50%, 6/1/2031	160	166
3.75%, 6/1/2032	260	271
4.00%, 6/1/2033	185	195
4.00%, 6/1/2034	185	194
4.00%, 6/1/2035	185	193
4.00%, 6/1/2040	450	464
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	411
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024(b)	190	190
County of Clark, NV Passenger Facility Charge, Las Vegas-Mccarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	255

Total Nevada		2,549

New Hampshire — 0.3%
City of Manchester, School Facilities Rev., NATL-RE, 5.50%, 6/1/2027	100	130

New Hampshire Business Finance Authority, The Vista Project
Series A, Rev., 5.25%, 7/1/2039(b)	200	205
Series A, Rev., 5.63%, 7/1/2046(b)	1,000	1,035

Total New Hampshire		1,370

New Jersey — 5.2%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039(b)	2,000	1,952
New Jersey Economic Development Authority, Charter School, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029(b)	210	226
Series 2018-A, Rev., 6.25%, 11/1/2038(b)	525	599
New Jersey Economic Development Authority, Charter School, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033(b)	1,000	1,063
New Jersey Economic Development Authority, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	433
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,367
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,637
Series 2020A, Rev., 4.00%, 11/1/2038	750	818
Series 2020A, Rev., 4.00%, 11/1/2039	2,000	2,180
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040(b)	3,000	2,909
New Jersey Educational Facilities Authority, Seton Hall University Issue, Tax-Exempt
Series 2020C, Rev., AGM, 3.25%, 7/1/2049	700	732
Series 2020C, Rev., AGM, 4.00%, 7/1/2050	725	822
New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,698
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	800
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	434
Series A, Rev., AMT, 4.00%, 12/1/2033	500	541
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	324
Series A, Rev., AMT, 4.00%, 12/1/2035	200	215
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2019BB, Rev., 4.00%, 6/15/2036	1,000	1,086
State of New Jersey, Covid-19 Emergency Bonds GO, 5.00%, 6/1/2028	4,700	5,907

Total New Jersey		25,743

New Mexico — 0.6%
City of Santa Fe, El Castillo Retirement Residences Project Series 2019A, Rev., 5.00%, 5/15/2034	650	704

New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group – La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	395
Series A, Rev., 5.00%, 7/1/2034	375	407
Series A, Rev., 5.00%, 7/1/2039	1,225	1,316

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	55	55

Total New Mexico		2,877

New York — 4.6%
Buffalo & Erie County Industrial Land Development Corp., D’youville College Project
Rev., 4.00%, 11/1/2035	510	549
Rev., 4.00%, 11/1/2040	1,035	1,098
Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031(b)	500	547
Series 2018A, Rev., 5.13%, 5/1/2038(b)	250	271
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,010
Metropolitan Transportation Authority
Series 2019B-1, Rev., BAN, 5.00%, 5/15/2022	200	207
Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	526
Monroe County Industrial Development Corp., St. Anns Community Project
Rev., 4.00%, 1/1/2030	2,000	2,023
Rev., 5.00%, 1/1/2040	2,145	2,253
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040(b)	630	742
Series 2020A, Rev., 5.00%, 6/1/2059(b)	540	622
New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	758
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	1,850	1,894
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	1,000	1,033
Rev., AMT, 5.00%, 1/1/2025	3,250	3,621
Rev., AMT, 5.00%, 1/1/2028	500	587
Rev., AMT, 4.00%, 10/1/2030	1,000	1,126
Rev., AMT, 4.00%, 1/1/2036	500	537
Rev., AMT, 5.00%, 1/1/2036	375	425
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	343
Rev., 5.00%, 1/1/2038	200	229
Rev., 5.00%, 1/1/2043	500	565
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc., Forward Delivery Rev., 5.00%, 12/1/2029	750	852
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	405
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	215
Series 2019A, Rev., 5.00%, 10/15/2039	315	353

Total New York		22,791

North Carolina — 0.2%
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Galloway Ridge Series 2019A, Rev., 5.00%, 1/1/2031	625	682

North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	392

Total North Carolina		1,074

North Dakota — 0.0%(e)
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	40	41

Ohio — 3.8%
City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	409
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2041	550	637
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,069
Rev., 5.25%, 12/1/2038	500	536
Rev., 5.50%, 12/1/2043	500	539

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	230
County of Hardin, Economic Development Facilities, Ohio Northern University Rev., 5.00%, 5/1/2030	250	258
County of Ross, Adena Health System Rev., 5.00%, 12/1/2039	1,000	1,237
County of Warren, Otterbein Homes
Series A, Rev., 4.00%, 7/1/2037	1,000	1,121
Series A, Rev., 4.00%, 7/1/2039	500	557
Greene County Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	58
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	536
Rev., 5.00%, 12/1/2033	270	281
Rev., 5.00%, 12/1/2038	685	698
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 5.00%, 11/1/2034	2,875	3,222
Rev., 5.00%, 11/1/2039	4,890	5,398
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,094
Ohio Housing Finance Agency, Single Family Mortgage Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	5	5

Total Ohio		18,885

Oklahoma — 0.4%
Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2021(d)	220	227
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,177
Tulsa Airports Improvement Trust
Series A, Rev., AMT, 5.00%, 6/1/2024	300	343
Series A, Rev., AMT, 5.00%, 6/1/2025	420	478

Total Oklahoma		2,225

Oregon — 0.6%
Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	233
Series 2018A, Rev., 5.00%, 5/15/2043	310	326
Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	201
Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	28
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2035	135	170
Series 2020A, Rev., 5.00%, 10/1/2040	585	727
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	10	10
Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,089
State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/2/2021(d)	105	109

Total Oregon		2,893

Pennsylvania — 7.9%
Aliquippa School District
GO, 3.75%, 12/1/2033	2,000	2,285
GO, 3.88%, 12/1/2037	1,250	1,420
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	564
Allentown City School District
Series C, GO, 4.00%, 2/1/2034	1,580	1,858
Series B, GO, 5.00%, 2/1/2034	1,300	1,660
Series C, GO, 4.00%, 2/1/2035	1,000	1,173
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033(b)	250	270
Rev., 5.00%, 5/1/2042(b)	250	265
Berks County Industrial Development Authority, Healthcare Facilities
Rev., 5.00%, 5/15/2033	500	546

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, Rev., 5.00%, 5/15/2037	250	273
Rev., 5.00%, 5/15/2038	500	540
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,066
Bucks County Industrial Development Authority, St. Luke’s University Health Network Project Rev., 4.00%, 8/15/2044	2,475	2,730
Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Rev., 3.00%, 1/1/2024	1,000	976
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	150	152
Rev., 5.00%, 5/1/2029	650	723
Rev., 5.00%, 5/1/2039	1,100	1,203
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project
Rev., 5.00%, 12/1/2029	195	216
Rev., 5.00%, 12/1/2039	385	411
Rev., 5.00%, 12/1/2049	500	523
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project
Series 2019B, Rev., 2.88%, 12/15/2023	600	598
Series 2019A, Rev., 5.00%, 6/15/2032	545	590
Series 2019A, Rev., 5.00%, 6/15/2033	570	615
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,178
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc., Project
Rev., 5.00%, 3/1/2040	250	265
Rev., 5.00%, 3/1/2045	500	524
Rev., 5.00%, 3/1/2050	500	521
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	82
Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050(b)	2,500	2,537
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	275	313
Rev., 4.00%, 4/1/2035	205	215
Rev., 4.00%, 4/1/2036	520	542
Rev., 4.00%, 4/1/2037	545	567
Rev., 4.00%, 4/1/2038	695	720
Rev., 4.00%, 4/1/2039	725	749
Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	329
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc., Project Rev., 5.00%, 11/1/2039	1,000	1,048
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	10	10
Philadelphia Authority for Industrial Development, Independence Charter School West Project
Rev., 4.00%, 6/15/2029	360	375
Rev., 5.00%, 6/15/2039	500	532
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029(b)	700	742
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	265	317
Series 2020A, Rev., 5.00%, 8/1/2040	315	374
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,455
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	812
West Mifflin School District, Limited Tax
GO, 3.00%, 4/1/2034	1,000	1,115
GO, 3.00%, 4/1/2038	1,400	1,541
Wilkes-Barre Area School District
GO, 3.50%, 4/15/2038	370	419
GO, 3.50%, 4/15/2039	230	260
GO, 3.75%, 4/15/2044	1,000	1,133

Total Pennsylvania		39,332

Rhode Island — 0.1%
Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	266
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	114

Total Rhode Island		380

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Carolina — 1.6%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community Series 2019A, Rev., 4.00%, 4/1/2034	605	641
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,602
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series A, Rev., 4.00%, 12/1/2029(b)	1,130	1,255
Series A, Rev., 5.00%, 12/1/2034(b)	1,405	1,650
Series A, Rev., 5.00%, 12/1/2039(b)	1,795	2,072
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project
Series 2020A, Rev., 5.00%, 11/15/2028	210	228
Series 2020A, Rev., 5.00%, 11/15/2029	110	120
Series 2020A, Rev., 5.00%, 11/15/2042	580	604

Total South Carolina		8,172

South Dakota — 0.1%
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Rev., 5.00%, 11/1/2045	500	579
South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	35	36

Total South Dakota		615

Tennessee — 1.7%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,114
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	782
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028(b)	500	526
Rev., 5.13%, 6/1/2036(b)	425	452
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	991
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,476
Series 2019A, Rev., 5.75%, 10/1/2059	3,350	3,244
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 1/1/2021(d)	20	20
Series 1A, Rev., AMT, 4.50%, 1/1/2038	35	36

Total Tennessee		8,641

Texas — 6.3%
Arlington Higher Education Finance Corp. Series 2020A, Rev., 4.00%, 6/15/2040(b)	1,810	1,819
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	435	472
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,111
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	904
City of Houston
Series 2018D, Rev., 5.00%, 7/1/2028	355	459
Rev., AMT, 5.00%, 7/1/2029	2,500	2,622
City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027(d)	30	28
City of Temple, Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028(b)	915	1,031
Dallas Area Rapid Transit, Sales Tax, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	178
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Series 2019A, Rev., 5.00%, 8/15/2039	3,000	3,123
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Series 2001A, Rev., 2.60%, 11/1/2029	1,000	1,071
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029(b)	300	301

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.00%, 8/15/2039(b)	425	444
Series A, Rev., 5.00%, 8/15/2049(b)	670	695
New Hope Cultural Education Facilities Finance Corp., Cityscape Schools Inc.
Series A, Rev., 4.00%, 8/15/2029(b)	330	356
Series A, Rev., 5.00%, 8/15/2039(b)	610	667
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,008
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2030	1,075	1,162
Series 2020A, Rev., 5.00%, 1/1/2035	865	916
Series 2020A, Rev., 5.00%, 1/1/2040	790	825
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	2,056
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,018
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series A-1, Rev., 5.00%, 12/1/2039	1,420	1,540
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes Inc., Project
Rev., 4.00%, 1/1/2029	300	299
Rev., 5.00%, 1/1/2039	205	211
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.
Rev., 4.25%, 6/15/2028	140	142
Rev., 5.00%, 6/15/2033	150	154
Rev., 5.00%, 6/15/2038	250	255
Permanent University Fund — University of Texas System Series B, Rev., 5.25%, 7/1/2028	140	187
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	189
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	526
Series 2020A, Rev., 6.63%, 11/15/2041	1,455	1,547
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	1,660	1,669
Series 2020B-1, Rev., 4.00%, 11/15/2027	2,100	2,114
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	5	5

Total Texas		31,104

Utah — 1.8%
Mida Mountain Village Public Infrastructure District
Series 2020B, 6.25%, 8/1/2030(b)	1,000	969
Series 2020A, 4.50%, 8/1/2040	1,000	1,033
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029(b)	750	741
Series 2020A, Rev., 5.00%, 6/15/2039(b)	475	509
Series 2020A, Rev., 5.00%, 6/15/2049(b)	825	871
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 4.00%, 4/15/2032	250	296
Series A, Rev., 4.00%, 4/15/2033	260	306
Series A, Rev., 5.00%, 4/15/2034	235	293
Series A, Rev., 5.00%, 4/15/2039	700	862
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500	540
Rev., 4.00%, 10/15/2036	500	534
Rev., 4.00%, 10/15/2039	700	742
Rev., 4.00%, 10/15/2042	475	498
Utah Transit Authority, Subordinate Sales Tax
Series C, Rev., AGM, 5.25%, 6/15/2025	40	48
Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	625

Total Utah		8,867

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 4.00%, 6/15/2032	150	160
Series A, Rev., AMT, 4.00%, 6/15/2033	190	202
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	155	165

Total Vermont		527

Virginia — 3.6%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 4.00%, 7/1/2035	1,000	1,163
Rev., 4.00%, 7/1/2036	1,175	1,361
Rev., 4.00%, 7/1/2037	1,205	1,392
Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	773
Fredericksburg Economic Development Authority, Stadium Project
Series B, Rev., 6.13%, 9/1/2029(b)	2,000	1,971
Series B, Rev., 7.00%, 9/1/2044(b)	1,000	932
Norfolk Redevelopment and Housing Authority, Harbors Edge Project
Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,064
Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,416
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,009
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,022
Roanoke Economic Development Authority, Carilion Clinic Obligated Group Series 2020A, Rev., 5.00%, 7/1/2047	1,550	2,490
Roanoke Economic Development Authority, Residential Care Facility, Richfield Living
Rev., 4.30%, 9/1/2030	770	749
Rev., 5.00%, 9/1/2040	1,640	1,608
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021(d)	70	73

Total Virginia		18,023

Washington — 3.6%
Pend Oreille County, Public Hospital District No. 1
GO, 5.00%, 12/1/2033	1,000	1,179
GO, 5.00%, 12/1/2038	1,255	1,464
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	2,605	2,917
Washington Health Care Facilities Authority, Commonspirit Health Series A-1, Rev., 4.00%, 8/1/2044	1,000	1,115
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	300	315
Rev., 3.63%, 5/1/2040	800	846
Rev., 4.00%, 5/1/2045	500	552
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028(b)	535	558
Rev., 5.00%, 7/1/2033(b)	535	578
Rev., 5.00%, 7/1/2038(b)	300	321
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Rev., 5.00%, 1/1/2032(b)	785	835
Series 2020A, Rev., 5.00%, 1/1/2041(b)	3,070	3,127
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028(b)	965	998
Series 2018A, Rev., 5.00%, 7/1/2038(b)	825	848
Washington State Housing Finance Commission, Transforming Age Projects
Series 2019A, Rev., 5.00%, 1/1/2034(b)	745	801
Series 2019A, Rev., 5.00%, 1/1/2039(b)	1,495	1,583

Total Washington		18,037

West Virginia — 0.6%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,487
Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,663

Total West Virginia		3,150

Wisconsin — 6.4%
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 4.00%, 1/1/2045	750	845
Series 2020A, Rev., 3.00%, 1/1/2050	750	758
Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029(b)	1,000	966

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	230	234
Rev., 5.00%, 10/1/2033	775	848
Public Finance Authority, Coral Academy of Science Reno
Series 2019A, Rev., 5.00%, 6/1/2029(b)	370	404
Series 2019A, Rev., 5.00%, 6/1/2039(b)	710	746
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030(b)	235	250
Series 2020A, Rev., 5.00%, 6/15/2040(b)	410	453
Series 2020A, Rev., 5.00%, 6/15/2054(b)	685	744
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048(b)(f)	17	9
Series 2019A-2, Rev., 7.25%, 12/1/2048(b)(f)	46	23
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	192
Rev., 5.00%, 6/15/2028	505	613
Rev., 5.00%, 6/15/2034	215	257
Rev., 5.00%, 6/15/2039	390	459
Rev., 5.00%, 6/15/2049	1,000	1,156
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042(b)	3,955	3,619
Public Finance Authority, Retirement Facilities First Mortgage Rev., 4.25%, 10/1/2038(b)	2,000	1,968
Public Finance Authority, Roseman University of Health Sciences Project
Rev., 5.00%, 4/1/2030(b)	500	552
Rev., 5.00%, 4/1/2040(b)	2,155	2,333
Public Finance Authority, The Evergreens Obligated Group Rev., 5.00%, 11/15/2044	1,565	1,707
Public Finance Authority, Ultimate Medical Academy Project
Series 2019A, Rev., 5.00%, 10/1/2028(b)	2,000	2,200
Series 2019A, Rev., 5.00%, 10/1/2029(b)	1,850	2,038
Series 2019A, Rev., 5.00%, 10/1/2034(b)	500	537
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029(b)	510	531
Series 2019A, Rev., 5.00%, 6/15/2039(b)	500	528
Series 2019A, Rev., 5.00%, 6/15/2049(b)	1,100	1,148
Wisconsin Health and Educational Facilities Authority Rev., 4.00%, 2/1/2045	575	616
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	176
Series A, Rev., 5.00%, 7/1/2044	210	244
Series A, Rev., 5.00%, 7/1/2049	750	866
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355	383
Series 2019A, Rev., 5.00%, 11/1/2027	370	401
Series 2019A, Rev., 5.00%, 11/1/2028	470	510
Series 2019A, Rev., 5.00%, 11/1/2029	315	341
Series 2019A, Rev., 5.00%, 11/1/2030	515	554
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc., Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,514

Total Wisconsin		31,723

TOTAL MUNICIPAL BONDS (Cost $473,308)		483,372

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(e)
Southcross Holdco Equity, 0.00%, 7/9/2070‡(Cost $11)	3	—

	Shares (000)
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(g)(h)(Cost $5,125)	5,122	5,125

Total Investments — 98.1% (Cost $478,444)		488,497
Other Assets Less Liabilities — 1.9%		9,323

Net Assets — 100.0%		497,820

Percentages indicated are based on net assets.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Defaulted security.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—	$—	(a)	$—	(a)
Municipal Bonds	—	483,372	—		483,372
Short-Term Investments
Investment Companies	5,125	—	—		5,125

Total Investments in Securities	$5,125	$483,372	$—		$488,497

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(a)(b)	$44,883	$170,492	$210,249	$(1)	$—	(c)	$5,125	5,122	$49	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.
(c)	Amount rounds to less than one thousand.